Employee Benefits Expense and Number of Employees	12 Months Ended
Dec. 31, 2017
Employee Benefits Expense and Number of Employees
Employee Benefits Expense and Number of Employees

(7) Employee Benefits Expense and Number of Employees

Employee Benefits Expense

€ millions	2017	2016	2015

Salaries	8,693	7,969	7,483

Social security expense	1,281	1,135	1,067

Share-based payment expense	1,120	785	724

Pension expense	312	270	258

Employee-related restructuring expense	180	33	610

Termination benefits outside of restructuring plans	57	37	28

Employee benefits expense	11,643	10,229	10,170

Pension expense includes the amounts recorded for our defined benefit and defined contribution plans as described in Note (18a). Expenses for local state pension plans are included in social security expense.

The number of employees in the following table is broken down by function and by the regions EMEA (Europe, Middle East, and Africa), Americas (North America and Latin America), and APJ (Asia Pacific Japan).

Number of Employees

Full-time equivalents	December 31, 2017				December 31, 2016				December 31, 2015
	EMEA	Americas	APJ	Total	EMEA	Americas	APJ	Total	EMEA	Americas	APJ	Total
Cloud and software	5,869	3,895	4,719	14,482	6,406	4,184	5,412	16,002	6,095	3,920	4,976	14,991
Services	7,536	4,878	4,965	17,379	6,535	4,119	3,967	14,621	6,482	3,812	3,574	13,868
Research and development	11,349	5,250	8,273	24,872	10,525	4,860	7,977	23,363	9,676	4,233	7,029	20,938
Sales and marketing	9,196	9,169	4,854	23,219	8,542	8,999	4,435	21,977	7,683	7,766	3,974	19,422
General and administration	2,676	1,781	1,047	5,504	2,629	1,746	1,018	5,393	2,434	1,653	937	5,024
Infrastructure	1,732	855	501	3,087	1,584	788	454	2,827	1,535	783	425	2,743
SAP Group (December 31)	38,357	25,827	24,359	88,543	36,222	24,696	23,265	84,183	33,906	22,166	20,914	76,986
Thereof acquisitions	149	133	7	289	37	172	0	209	73	0	0	73
SAP Group (months’ end average)	37,512	25,459	24,029	86,999	34,932	23,532	22,145	80,609	33,561	21,832	19,788	75,180

Due to reorganizations within our Digital Business Services in 2017, employees were partially reallocated from cloud and software to services. Information for the current year is therefore not fully comparable to prior years.

Allocation of Share-Based Payment Expense

The operating cost line items in our income statement include the following share-based payment expenses:

Share-Based Payments

€ millions	2017	2016	2015
Cost of cloud and software	115	89	74
Cost of services	158	101	113
Research and development	269	190	166
Sales and marketing	442	292	260
General and administration	135	113	111
Share-based payments	1,120	785	724
Thereof cash-settled share-based payments	963	678	637
Thereof equity-settled share-based payments	157	107	87

The increase in share-based payment expenses in 2017 compared to the prior year is mainly due to an increase in SAP’s share price and additional grants in 2017 under Move SAP. For more information about our share-based payments, see Note (27).